Shareholder Report	12 Months Ended	80 Months Ended	94 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity International Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Factor ETF
Class Name	Fidelity® International Value Factor ETF
Trading Symbol	FIVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Factor ETF for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Factor ETF	$ 21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained roughly 29% and contributed most to the fund's performance for the fiscal year, followed by Japan (+33%).
•By sector, financials gained roughly 50% and contributed most. Industrials, which gained 30%, also helped, benefiting from the capital goods industry (+39%), as did information technology, which advanced 39%. The materials sector rose 37%, while consumer discretionary gained 25% and consumer staples advanced 22%. Other contributors included the utilities (+40%), energy (+14%), communication services (+15%) and real estate (+22%) sectors.
•Conversely, from a sector standpoint, health care returned about -3% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-8%).
•Turning to individual stocks, the top contributor was Barrick Mining (+81%), from the materials sector. ASML Holding (+59%), from the semiconductors & semiconductor equipment group, contributed. Lastly, Banco Santander (+114%), UniCredit (+74%) and Societe Generale (+130%), from the banks category, also boosted the fund.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. Within the same category, CSL returned about -37% and hurt the fund's performance. In commercial & professional services, Teleperformance (-29%) hindered the fund. CGI, within the software & services category, returned -21% and hurt the fund's performance. Lastly, in materials, Glencore returned -21% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 16, 2018 through October 31, 2025. Initial investment of $10,000. Fidelity® International Value Factor ETF $10,000 $8,554 $9,327 $7,805 $11,033 $8,956 $10,632 $12,813 Fidelity International Value Factor Index℠ $10,000 $8,585 $9,404 $7,917 $11,264 $9,197 $10,973 $13,267 MSCI World ex USA Index $10,000 $8,705 $9,693 $9,053 $12,301 $9,611 $10,843 $13,460 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® International Value Factor ETF - NAV A 29.41% 16.27% 6.70% Fidelity International Value Factor Index℠ A 29.76% 16.81% 7.22% MSCI World ex USA Index A 23.93% 13.00% 6.79% A From January 16, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jan. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 290,968,743	$ 290,968,743	$ 290,968,743
Holdings Count | shares	110	110	110
Advisory Fees Paid, Amount	$ 392,412
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$290,968,743
Number of Holdings	110
Total Advisory Fee	$392,412
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.1 Industrials 18.3 Consumer Discretionary 9.7 Information Technology 9.0 Health Care 9.0 Materials 7.9 Consumer Staples 6.8 Energy 4.6 Communication Services 3.8 Utilities 3.6 Real Estate 1.7 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Japan 22.8 United States 10.5 United Kingdom 10.3 Canada 10.1 France 9.7 Germany 6.9 Australia 5.5 Sweden 3.0 Switzerland 2.7 Others 18.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.8 United States - 10.5 United Kingdom - 10.3 Canada - 10.1 France - 9.7 Germany - 6.9 Australia - 5.5 Sweden - 3.0 Switzerland - 2.7 Others - 18.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.6 Barrick Mining Corp 2.1 Nestle SA 1.7 HSBC Holdings PLC 1.7 Toyota Motor Corp 1.6 LVMH Moet Hennessy Louis Vuitton SE 1.5 Siemens AG 1.5 Toronto Dominion Bank 1.4 Banco Santander SA 1.3 Fresnillo PLC 1.3 16.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International Multifactor ETF
Class Name	Fidelity® International Multifactor ETF
Trading Symbol	FDEV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Multifactor ETF for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Multifactor ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 15% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+44%).
•By sector, financials gained about 40% and contributed most. Industrials, which gained about 20%, also helped, benefiting from the capital goods industry (+31%), as did communication services, which advanced roughly 27%. The consumer staples sector rose roughly 17%, while materials gained roughly 25% and energy advanced 12%. Other contributors included the information technology (+23%), real estate (+10%), health care (+2%), utilities (+5%) and consumer discretionary (+7%) sectors.
•Turning to individual stocks, the biggest contributor was Nintendo (+84%), from the media & entertainment group. In food, beverage & tobacco, British American Tobacco (+73%) boosted the fund. Another notable contributor was Vodafone (+47%), a stock in the telecommunication services group. Rolls-Royce Holdings (+114%), a stock in the capital goods industry, boosted the fund. Lastly, Phoenix Financial (+115%), a stock in the insurance group, also lifted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-56%), from the pharmaceuticals, biotechnology & life sciences group. Daito Trust Construction (-12%) and FirstService (-13%), from the real estate management & development industry, hurt. Tokyo Gas (-9%), from the utilities sector, hurt. Lastly, Wolters Kluwer (-26%), from the commercial & professional services category, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 26, 2019 through October 31, 2025. Initial investment of $10,000. Fidelity® International Multifactor ETF $10,000 $10,672 $10,061 $12,584 $9,770 $10,803 $13,167 Fidelity International Multifactor Index℠ $10,000 $10,729 $10,153 $12,760 $9,975 $11,075 $13,536 MSCI World ex USA Index $10,000 $10,664 $9,961 $13,534 $10,574 $11,930 $14,809 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® International Multifactor ETF - NAV A 20.49% 9.54% 7.15% Fidelity International Multifactor Index℠ A 20.92% 10.02% 7.65% MSCI World ex USA Index A 23.93% 13.00% 9.51% A From February 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 204,199,997	$ 204,199,997	$ 204,199,997
Holdings Count | shares	211	211	211
Advisory Fees Paid, Amount	$ 252,798
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$204,199,997
Number of Holdings	211
Total Advisory Fee	$252,798
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.7 Industrials 14.6 Materials 13.1 Consumer Staples 11.5 Utilities 9.0 Communication Services 8.4 Real Estate 6.3 Health Care 5.1 Consumer Discretionary 5.0 Information Technology 4.1 Energy 0.6 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 Japan 21.3 United Kingdom 13.8 Canada 12.6 Australia 6.3 Switzerland 5.7 United States 5.5 France 5.1 Italy 3.9 Germany 3.8 Others 22.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.3 United Kingdom - 13.8 Canada - 12.6 Australia - 6.3 Switzerland - 5.7 United States - 5.5 France - 5.1 Italy - 3.9 Germany - 3.8 Others - 22.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PSP Swiss Property AG 1.6 Daito Trust Construction Co Ltd 1.5 Endesa SA 1.5 Italgas SpA 1.4 Engie SA 1.3 Tokyo Gas Co Ltd 1.3 Centrica PLC 1.3 Agnico Eagle Mines Ltd/CA 1.3 Vodafone Group PLC 1.2 CapitaLand Integrated Commercial Trust 1.2 13.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Expense reductions

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Expense reductions

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International High Dividend ETF
Class Name	Fidelity® International High Dividend ETF
Trading Symbol	FIDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International High Dividend ETF for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International High Dividend ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 25% and contributed most to the fund's performance for the fiscal year, followed by Japan (+30%).
•By sector, financials gained 43% and contributed most, driven by the banks industry (+50%). Utilities stocks also helped (+39%). Consumer staples rose 26%, boosted by the food, beverage & tobacco industry (+26%), industrials gained roughly 27%, lifted by the capital goods industry (+33%), and real estate advanced 13%. Other contributors included the materials (+6%), information technology (+14%), consumer discretionary (+8%) and energy (+2%) sectors.
•In contrast, from a sector standpoint, communication services returned -4% and detracted most. Health care (-5%) also hurt, hampered by the pharmaceuticals, biotechnology & life sciences industry (-7%).
•Turning to individual stocks, the top contributor was Brookfield Renewable (+54%), from the utilities sector. Within the same sector, Enel gained 41% and helped. HSBC Bank (+62%) and ABN AMRO Bank (+90%), from the banks category, boosted the fund. Lastly, British American Tobacco (+58%), from the food, beverage & tobacco industry, also lifted the fund.
•Conversely, the biggest detractor was Glencore (-22%), from the materials sector. Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category, hurt the fund. In telecommunication services, BCE (-24%) and Vodafone (-7%) hindered the fund. Lastly, in real estate management & development, FirstService (-9%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 16, 2018 through October 31, 2025. Initial investment of $10,000. Fidelity® International High Dividend ETF $10,000 $8,456 $9,035 $6,777 $9,812 $8,259 $9,215 $11,170 Fidelity International High Dividend Index℠ $10,000 $8,488 $9,107 $6,857 $9,975 $8,445 $9,467 $11,514 MSCI World ex USA Index $10,000 $8,705 $9,693 $9,053 $12,301 $9,611 $10,843 $13,460 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® International High Dividend ETF - NAV A 25.25% 15.60% 4.40% Fidelity International High Dividend Index℠ A 25.64% 16.10% 4.85% MSCI World ex USA Index A 23.93% 13.00% 6.79% A From January 16, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jan. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 181,455,514	$ 181,455,514	$ 181,455,514
Holdings Count | shares	100	100	100
Advisory Fees Paid, Amount	$ 226,650
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$181,455,514
Number of Holdings	100
Total Advisory Fee	$226,650
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 33.1 Consumer Staples 13.8 Materials 12.9 Industrials 11.5 Utilities 11.5 Real Estate 8.4 Health Care 3.2 Consumer Discretionary 3.1 Information Technology 1.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 Japan 16.5 United Kingdom 13.5 Canada 13.2 Australia 11.1 France 9.0 United States 6.2 Germany 5.6 Italy 5.2 Sweden 4.1 Others 15.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.5 United Kingdom - 13.5 Canada - 13.2 Australia - 11.1 France - 9.0 United States - 6.2 Germany - 5.6 Italy - 5.2 Sweden - 4.1 Others - 15.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Enel SpA 3.3 National Grid PLC 2.9 Brookfield Renewable Corp Class A 2.9 Klepierre SA 2.6 Nestle SA 2.6 Japan Tobacco Inc 2.5 Rio Tinto PLC 2.5 Origin Energy Ltd 2.4 British American Tobacco PLC 2.4 Fortescue Ltd 2.3 26.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Multifactor ETF
Class Name	Fidelity® Emerging Markets Multifactor ETF
Trading Symbol	FDEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Multifactor ETF for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Multifactor ETF	$ 28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 24% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+20%), especially Hong Kong (+6%).
•By sector, information technology gained 46% and contributed most. Financials, which gained roughly 19%, also helped, benefiting from the banks industry (+26%), as did communication services, which advanced about 23%, lifted by the media & entertainment industry (+33%). The consumer discretionary sector rose 18%, boosted by the consumer discretionary distribution & retail industry (+38%), while real estate gained approximately 34% and materials advanced roughly 9%. Other contributors included the consumer staples (+13%), industrials (+18%), health care (+7%), energy (+3%) and utilities (0%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+54%), from the semiconductors & semiconductor equipment industry. From the same industry, SK Hynix gained 193% and contributed. Tencent Holdings, within the media & entertainment category, gained approximately 57% and contributed. Samsung Electronics (+79%), from the technology hardware & equipment category, boosted the fund. Lastly, Emaar Properties (+63%), a stock in the real estate management & development industry, also lifted the fund.
•Conversely, the biggest detractor was PharmaResearch (-23%), from the pharmaceuticals, biotechnology & life sciences industry. In technology hardware & equipment, Xiaomi (-18%) detracted. Another notable detractor was Kalyan Jewellers (-22%), a stock in the consumer durables & apparel category. Qfin Holdings, within the financial services industry, returned -40% and detracted. Lastly, in energy, AlamTri Resources (-18%) also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 26, 2019 through October 31, 2025. Initial investment of $10,000. Fidelity® Emerging Markets Multifactor ETF $10,000 $10,066 $9,660 $11,065 $8,679 $9,960 $12,470 Fidelity Emerging Markets Multifactor Index℠ $10,000 $10,153 $9,794 $11,353 $8,859 $10,309 $13,163 MSCI Emerging Markets Index $10,000 $9,992 $10,819 $12,656 $8,730 $9,677 $12,127 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Emerging Markets Multifactor ETF - NAV A 23.47% 9.77% 6.67% Fidelity Emerging Markets Multifactor Index℠ A 24.21% 10.79% 7.63% MSCI Emerging Markets Index A 27.88% 7.47% 6.79% A From February 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 257,823,534	$ 257,823,534	$ 257,823,534
Holdings Count | shares	216	216	216
Advisory Fees Paid, Amount	$ 416,650
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$257,823,534
Number of Holdings	216
Total Advisory Fee	$416,650
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.1 Financials 18.9 Consumer Discretionary 18.1 Communication Services 14.0 Energy 7.8 Health Care 7.7 Real Estate 5.9 Industrials 3.2 Materials 1.0 Utilities 0.0 Common Stocks 99.2 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 China 32.2 Taiwan 18.4 Korea (South) 11.6 India 11.4 Brazil 2.8 United Arab Emirates 2.8 Hungary 2.5 Indonesia 2.0 Chile 2.0 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.2 Taiwan - 18.4 Korea (South) - 11.6 India - 11.4 Brazil - 2.8 United Arab Emirates - 2.8 Hungary - 2.5 Indonesia - 2.0 Chile - 2.0 Others - 14.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 5.1 Alibaba Group Holding Ltd 3.9 Samsung Electronics Co Ltd 3.4 China Resources Mixc Lifestyle Services Ltd 2.2 Emaar Development PJSC 2.0 SK Hynix Inc 1.8 Fibra Uno Administracion SA de CV 1.7 HDFC Bank Ltd/Gandhinagar 1.2 China Shenhua Energy Co Ltd H Shares 1.2 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Developed International ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Developed International ETF
Class Name	Fidelity® Fundamental Developed International ETF
Trading Symbol	FFDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Developed International ETF for the period November 19, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Developed International ETF A	$ 58	0.55%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, from the fund's inception on November 19, 2024, through October 31, picks in developed Europe and the U.K. detracted from the fund's performance versus the MSCI EAFE Index, as did a non-benchmark allocation to Canada.
•By sector, security selection notably detracted, especially in financials, where our stock picks in financial services hurt most. Picks in consumer discretionary and industrials also weighed on the fund's relative result.
•An untimely overweight in Wolters Kluwer (-17%) was the biggest individual relative detractor. We eliminated the position by period end. The second- and third-largest relative detractors were an overweight in London Stock Exchange Group (-11%), a sizable holding this period, and a non-benchmark stake in Constellation Software (-18%).
•In contrast, from a regional standpoint, an underweight in developed Asia ex Japan contributed to the fund's relative result, although stock selection here somewhat offset that positive.
•By sector, our underweight in health care overcame negative stock picking in the sector, particularly in the pharmaceuticals, biotechnology & life sciences industry. Security selection and an underweight in consumer staples also lifted the fund's result, as did stock selection in materials.
•The top individual relative contributor was an overweight in Rheinmetall (+199%). Other notable relative contributors included overweights in CaixaBank (+91%) and UniCredit (+84%). We trimmed both positions this period, although they were among our biggest holdings. A small cash position also significantly contributed to the fund's relative result.
•Notable changes in positioning included higher allocations to Spain, Switzerland and Belgium, and lower allocations to the U.K. and Denmark. By sector, meaningful changes in positioning included decreased exposure to real estate, health care and industrials, and higher allocations to financials and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 19, 2024 through October 31, 2025. Initial investment of $10,000. Fidelity® Fundamental Developed International ETF $10,000 $12,313 MSCI EAFE Index $10,000 $12,589 2024 2025
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,134,214	$ 15,134,214	$ 15,134,214
Holdings Count | shares	104	104	104
Advisory Fees Paid, Amount	$ 67,328
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,134,214
Number of Holdings	104
Total Advisory Fee	$67,328
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 25.3 Information Technology 13.6 Consumer Discretionary 7.6 Materials 6.5 Health Care 6.3 Communication Services 4.4 Consumer Staples 3.6 Energy 3.3 Utilities 0.7 Real Estate 0.2 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Japan 20.1 United Kingdom 17.2 Germany 12.4 United States 10.3 France 10.2 Spain 4.5 Italy 3.7 Canada 3.6 Sweden 3.3 Others 14.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.1 United Kingdom - 17.2 Germany - 12.4 United States - 10.3 France - 10.2 Spain - 4.5 Italy - 3.7 Canada - 3.6 Sweden - 3.3 Others - 14.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hitachi Ltd 3.0 SAP SE 2.8 Schneider Electric SE 2.7 Safran SA 2.7 Air Liquide SA 2.2 Banco Santander SA 2.1 UniCredit SpA 2.0 Mitsubishi Heavy Industries Ltd 2.0 CaixaBank SA 1.9 Advantest Corp 1.9 23.3
Fidelity Fundamental Global ex US ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Global ex-U.S. ETF
Class Name	Fidelity® Fundamental Global ex-U.S. ETF
Trading Symbol	FFGX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Global ex-U.S. ETF for the period November 19, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Global ex-U.S. ETF A	$ 58	0.54%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) Index, supported by resilient global economic growth, slowing inflation, global monetary easing and corporate earnings growth.
•Against this backdrop, from the fund's inception on November 19, 2024, through October 31, picks in Developed Europe ex U.K., primarily in the Netherlands, and stock selection in Canada detracted from the fund's performance versus the MSCI ACWI (All Country World Index) Index for the reporting period.
•By sector, security selection was the primary detractor, especially in financials, where our stock picks in financial services and banks hurt most. Picks in consumer discretionary, primarily within the distribution & retail and automobile & components industries, also weighed on the fund's relative performance.
•The biggest individual relative detractor was an overweight in Constellation Software (-18%). The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in Wolters Kluwer (-17%), a stock we sold by period end. It also hurt to overweight London Stock Exchange Group (-8%), which we slightly increased during the reporting period.
•In contrast, from a regional standpoint, an underweight in Asia ex Japan, mainly in Australia, contributed to the fund's relative result.
•The biggest relative contributors were underweights in the pharmaceuticals, biotechnology & life sciences industry within health care, and in the consumer staples sector.
•An overweight in Rheinmetall, which gained about 209%, was the biggest individual relative contributor. The second- and third-largest relative contributors were overweights in CaixaBank (+92%) and Rolls-Royce Holdings (+133%). We increased the fund's positions in CaixaBank and Rolls-Royce this period and both were among the fund's top holdings on October 31.
•Notable changes in positioning included a higher allocation to South Korea, and lower allocations to Canada, Denmark and the Netherlands. By sector, meaningful changes in positioning included decreased exposure to consumer staples, health care and industrials, and higher allocations to information technology, financials and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 19, 2024 through October 31, 2025. Initial investment of $10,000. Fidelity® Fundamental Global ex-U.S. ETF $10,000 $12,392 MSCI ACWI (All Country World Index) ex USA Index $10,000 $12,716 2024 2025
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 30,526,603	$ 30,526,603	$ 30,526,603
Holdings Count | shares	155	155	155
Advisory Fees Paid, Amount	$ 103,077
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$30,526,603
Number of Holdings	155
Total Advisory Fee	$103,077
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 19.5 Information Technology 18.9 Consumer Discretionary 9.6 Materials 6.3 Communication Services 5.9 Energy 5.3 Health Care 4.2 Consumer Staples 3.0 Utilities 0.8 Real Estate 0.3 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 Japan 11.4 United Kingdom 11.3 China 10.5 Germany 8.0 France 7.3 Taiwan 7.0 Canada 6.9 United States 6.0 India 5.4 Others 26.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 11.4 United Kingdom - 11.3 China - 10.5 Germany - 8.0 France - 7.3 Taiwan - 7.0 Canada - 6.9 United States - 6.0 India - 5.4 Others - 26.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.0 Tencent Holdings Ltd 3.0 Hitachi Ltd 2.2 Samsung Electronics Co Ltd 2.1 SAP SE 1.8 Safran SA 1.8 HDFC Bank Ltd/Gandhinagar ADR 1.8 Schneider Electric SE 1.7 SK Hynix Inc 1.5 Constellation Software Inc/Canada 1.5 23.4
Fidelity Fundamental Emerging Markets ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Emerging Markets ETF
Class Name	Fidelity® Fundamental Emerging Markets ETF
Trading Symbol	FFEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Emerging Markets ETF for the period November 19, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Emerging Markets ETF A	$ 67	0.60%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, from the fund's inception on November 19, 2024, through October 31, stock picking in South Korea, along with positioning in India, Saudi Arabia and South Africa, contributed to the fund's performance versus the MSCI Emerging Markets Index.
•By sector, security selection overall contributed, led by information technology, where our stock picks in technology hardware & equipment helped most. Picks in materials, communication services and the pharmaceuticals, biotechnology & life sciences industry within health care also significantly contributed to the fund's relative performance.
•The top individual relative contributor was an overweight in SK Hynix (+224%). Other notable relative contributors included overweights in Samsung Electronics (+94%) and AngloGold Ashanti (+196%). We trimmed the position in AngloGold Ashanti this period. All three relative contributors were sizable holdings.
•In contrast, from a country standpoint, stock picking and overweights in Brazil and Indonesia detracted from the fund's relative result, as did security selection in the United Arab Emirates.
•By sector, stock selection and an overweight in consumer discretionary detracted from relative performance, especially in the consumer discretionary distribution & retail industry. Stock picking in the capital goods segment within the industrials sector also hurt.
•An overweight in Bank Central Asia (-17%) was the biggest individual relative detractor. We trimmed the position this period. The second- and third-largest relative detractors were untimely positioning in Alibaba Group Holding (+104%) and an overweight in Larsen & Toubro (+8%). We significantly increased the fund's position in Alibaba. All three relative detractors were large fund holdings on October 31. A small cash position also weighed on the fund's relative result.
•Notable changes in positioning included a higher allocation to South Korea and a lower allocation to India and Brazil. By sector, meaningful changes in positioning include decreased exposure to energy and consumer staples, and higher allocations to information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 19, 2024 through October 31, 2025. Initial investment of $10,000. Fidelity® Fundamental Emerging Markets ETF $10,000 $13,433 MSCI Emerging Markets Index $10,000 $13,069 2024 2025
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 13,253,364	$ 13,253,364	$ 13,253,364
Holdings Count | shares	109	109	109
Advisory Fees Paid, Amount	$ 61,969
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$13,253,364
Number of Holdings	109
Total Advisory Fee	$61,969
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.7 Financials 20.6 Consumer Discretionary 13.0 Communication Services 10.8 Industrials 8.3 Materials 4.9 Energy 4.4 Consumer Staples 3.1 Health Care 3.0 Utilities 1.0 Real Estate 0.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 China 29.9 Taiwan 18.2 Korea (South) 13.1 India 12.5 Brazil 4.6 South Africa 4.2 Mexico 4.1 United Arab Emirates 2.4 Saudi Arabia 2.0 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.9 Taiwan - 18.2 Korea (South) - 13.1 India - 12.5 Brazil - 4.6 South Africa - 4.2 Mexico - 4.1 United Arab Emirates - 2.4 Saudi Arabia - 2.0 Others - 9.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.2 Tencent Holdings Ltd 7.8 Samsung Electronics Co Ltd 6.4 SK Hynix Inc 4.1 Alibaba Group Holding Ltd 3.7 PDD Holdings Inc Class A ADR 2.3 HDFC Bank Ltd/Gandhinagar ADR 2.2 Reliance Industries Ltd GDR 1.9 Larsen & Toubro Ltd GDR 1.9 Al Rajhi Bank 1.6 46.1